Leases	6 Months Ended
Jun. 30, 2025
Disclosure Of Leases [Abstract]
Leases

9. Leases

The following table provides information about the Group’s right-of-use assets:

	June 30, 2025	December 31, 2024
	€	€
Balance at beginning of period	813,842	231,893
Addition	25,735	756,748
Depreciation charges	(116,960)	(174,799)
Impact of transaction of foreign currency	(104,004)	—
Balance at end of period	618,613	813,842

The following table provides information about the Group’s lease liabilities at June 30, 2025:

	June 30, 2025	December 31, 2024
	€	€
Office leases	(634,150)	(861,470)
Total lease liability	(634,150)	(861,470)
Current portion	(161,544)	(222,427)
Non-current portion	(472,606)	(639,043)

Office leases consist of (i) a lease that was entered into on December 1, 2022 with an expiration date of November 30, 2025 for offices in Leiden, the Netherlands, and (ii) a new lease agreement entered into on October 16, 2024 with an expiration date of December 31, 2029, for office space in Lexington, Massachusetts, United States of America (the "U.S.").

On June 30, 2024 a lease related to office space in Lexington, Cranberry One Suite 300, expired.

The average incremental borrowing rate applied to the lease liability related to the Leiden lease was 7.77% during the six months ended June 30, 2025 and the twelve months ended December 31, 2024.

The average incremental borrowing rate applied to the lease liability related to the U.S. lease was 6.39% for the year ended six months ended June 30, 2025 and the twelve months ended December 31, 2024.

Depreciation expense was €0.1 million for each of the six months ended June 30, 2025 and 2024, and is reflected in general and administrative expenses as determined by the underlying activities.

The total expense related to short-term and low-value leases for the six months ended June 30, 2025 and 2024, was €0.1 million and €0.1 million, respectively, and is included in facility, communication, and office expenses.

Cash outflows related to leases during the six months ended June 30, 2025 and 2024 were €0.1 million and €0.1 million, respectively.